Nature of the Business and Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business and Operations

1. NATURE OF THE BUSINESS AND OPERATIONS

Acacia Communications, Inc. was incorporated on June 2, 2009, as a Delaware corporation. Acacia Communications, Inc. and its wholly-owned subsidiaries (the “Subsidiaries”) are collectively referred to as the “Company.” The Company is a leading provider of high-speed coherent interconnect products that are designed to improve the capacity, performance, intelligence and cost of communications networks relied upon by cloud infrastructure operators and content and communications service providers. The Company’s products include a series of low-power coherent digital signal processors and silicon photonic integrated circuits integrated into families of optical interconnect modules with transmission speeds ranging from 40 to 400 gigabits per second for use in long-haul, metro and inter-data center markets.

The Company is headquartered in Maynard, Massachusetts, and has wholly-owned subsidiaries in Denmark, which commenced operations in 2009, Bermuda and Ireland, which commenced operations in the fourth quarter of 2015, and Germany, China, and the United Kingdom, which commenced operations in the second quarter of 2016.

On May 18, 2016, the Company closed its initial public offering (“IPO”), in which the Company issued and sold 4,570,184 shares of common stock and certain selling stockholders sold an additional 604,816 shares, inclusive of the underwriters’ option to purchase additional shares that was exercised in full. The price per share to the public was $23.00. The Company received aggregate proceeds of approximately $97.8 million from the IPO, net of underwriters’ discounts and commissions, before deduction of offering expenses of approximately $3.8 million. The Company received no proceeds from the sale of shares by the selling stockholders. Upon the closing of the IPO, all shares of the Company’s outstanding redeemable convertible preferred stock (the “preferred stock”) automatically converted into 24,177,495 shares of common stock. In addition, the outstanding redeemable convertible preferred stock warrants (the “preferred stock warrants”) automatically converted into common stock warrants. As a result, the Company performed a final remeasurement of the preferred stock warrant liability at the closing date of the IPO and recorded an expense of $3.6 million arising from the revaluation during the three months ended June 30, 2016. Following the remeasurement, the preferred stock warrant liability of $6.6 million was reclassified to additional paid-in capital.

Certain restricted stock units (“RSUs”) granted to employees prior to the IPO vest upon the satisfaction of both a service condition and a performance condition. These RSUs with both a service condition and performance condition are collectively referred to as “Performance Awards” in the following discussion. The service condition for a majority of the Performance Awards will be satisfied over a period of four years. The performance condition was satisfied on the closing of the Company’s IPO. No stock-based compensation expense had been recognized for the Performance Awards prior to the IPO because an IPO is not considered probable until it occurs. In May 2016, the Company began recording stock-based compensation expense based on the grant-date fair value of the RSUs using the accelerated attribution method. See Note 8 for further details.

1. NATURE OF THE BUSINESS AND OPERATIONS

Nature of the Business

Acacia Communications, Inc., was incorporated on June 2, 2009, as a Delaware corporation. Acacia Communications, Inc. and its wholly owned Subsidiaries (the “Subsidiaries”) are collectively referred to as the “Company.” The Company is a leading provider of high-speed coherent interconnect products that are designed to improve the capacity, performance, intelligence and cost of communications networks relied upon by cloud infrastructure operators and content and communications service providers. The Company’s products include a series of low-power coherent digital signal processors and silicon photonic integrated circuits integrated into families of optical interconnect modules with transmission speeds ranging from 40 to 400 gigabits per second for use in long-haul, metro and inter-data center markets.

Operations

The Company is subject to a number of risks common to emerging, technology-based companies, including a history of operating losses, dependence on a limited number of customers, the successful development and release of new products, dependence on a limited number of suppliers, dependence on key individuals, rapid technological changes, competition from substitute products and larger companies, and the need for additional financing to fund future operations. The Company has funded its operations to date primarily through the sale of redeemable convertible preferred stock, short- and long-term borrowings, and the sale of its products. Management believes that existing cash as of December 31, 2015, along with cash generated from the sale of its products and cash available to the Company under its existing working capital line of credit, will be sufficient to fund operating and capital expenditure requirements through at least 2016.